UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund:  BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality

        Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$4,197,374
Alaska — 1.7%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,075,500
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	3,046,129
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	12,227,705

		17,349,334
Arizona — 0.4%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	205	208,594
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,075	3,409,006

		3,617,600
California — 14.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24 (a)	10,000	10,801,800
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,804,712
St. Joseph’s Health System, Series A, 5.00%, 7/01/37	2,965	3,361,243
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,853,184
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	1,255	1,281,066
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	1,525	1,768,360
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,444,566
Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB (concluded):
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	$4,000	$4,291,240
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC) (b):
0.00%, 8/01/34	5,725	2,145,501
0.00%, 8/01/36	7,790	2,632,942
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,106,112
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	13,011,698
Series A-1, 5.75%, 3/01/34	2,300	2,618,159
Coast Community College District, GO, Election of 2002, Series C (AGM), 0.00%, 8/01/33 (b)	8,100	3,068,361
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	10,000	11,051,700
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,247,460
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/34 (b)	5,000	1,663,800
Grossmont Union High School District, GO, CAB, Election of 2004, 0.00%, 8/01/31 (b)	5,110	2,597,822
Las Virgenes Unified School District, GO, Series A, 5.00%, 8/01/16 (c)	10,000	10,813,800
Long Beach Unified School District, GO, Election of 2008, Series B, 0.00%, 8/01/34 (b)	5,000	2,221,550
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,200	1,322,088
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (a)	3,975	2,574,965

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	$7,620	$2,623,718
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,788,875
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (b):
0.00%, 8/01/35	7,820	3,348,289
0.00%, 8/01/36	10,000	4,066,600
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (b):
0.00%, 8/01/37	8,000	3,058,400
0.00%, 8/01/38	12,940	4,732,029
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,313,822
San Diego California Unified School District, GO, CAB, Election of 2008, Series G (b):
0.00%, 7/01/34	1,860	728,822
0.00%, 7/01/35	1,970	724,369
0.00%, 7/01/36	2,960	1,022,295
0.01%, 7/01/37	1,975	643,218
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (b)	3,485	1,830,740
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	2,021,922
5.00%, 8/01/38	1,600	1,775,568
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	4,000	4,454,200
5.00%, 9/01/41	2,700	3,025,971
5.00%, 10/01/41	2,555	2,866,889
State of California, GO:
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,041
Various Purpose, 5.00%, 4/01/42	2,000	2,220,620
State of California, Refunding, GO,Various Purposes, 5.50%, 3/01/40	1,020	1,178,477
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB:
Various Capital Project, Series I, 5.00%, 11/01/38	$5,040	$5,656,594
Various Judicial Council Projects, Series A, 5.00%, 3/01/38	1,940	2,162,033
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (b)	6,545	2,470,999
West Valley-Mission Community College District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,853,980

		151,260,600
Colorado — 1.1%
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	9,870	10,912,963
Florida — 11.9%
County of Alachua Florida Health Facilities Authority, RB, 5.00%, 12/01/44	3,930	4,284,014
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	14,588,029
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,250	2,536,808
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/16 (c)	5,000	5,303,900
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	2,065,770
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	3,042,806
5.38%, 10/01/32	3,440	3,816,680
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	7,040,820
Series B-1, 5.75%, 7/01/33	3,700	4,227,620
County of Miami-Dade Florida, RB:
Seaport, Series A, 6.00%, 10/01/38	5,695	6,879,105
Seaport, Series B, AMT, 6.00%, 10/01/30	1,820	2,210,972
Seaport, Series B, AMT, 6.25%, 10/01/38	1,165	1,422,523

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB (concluded):
Seaport, Series B, AMT, 6.00%, 10/01/42	$1,865	$2,191,300
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	3,089,268
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series C (BHAC), 6.00%, 10/01/23	20,095	23,995,742
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	530	589,069
Miami International Airport, Series A (AGM), 5.50%, 10/01/41	19,020	21,438,964
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, 5.00%, 10/01/31	4,000	4,509,680
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,590,544
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,731,892

		122,555,506
Georgia — 1.0%
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,966,000
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/30	790	878,978
5.00%, 4/01/31	540	597,634
5.00%, 4/01/33	395	432,872
5.00%, 4/01/44	1,775	1,910,184

		10,785,668
Hawaii — 0.4%
State of Hawaii Department of Transportation, COP, AMT:
5.00%, 8/01/27	2,000	2,295,920
Municipal Bonds	Par (000)	Value
Hawaii (concluded)
State of Hawaii Department of Transportation, COP, AMT (concluded):
5.00%, 8/01/28	$1,775	$2,022,879

		4,318,799
Illinois — 21.3%
City of Chicago Illinois, GARB, 3rd Lien:
O’Hare International Airport, Series B-2, AMT (NPFGC), 5.25%, 1/01/27	8,530	8,559,684
O’Hare International Airport, Series A, 5.75%, 1/01/39	9,000	10,269,270
O’Hare International Airport, Series B-2, AMT (NPFGC), 6.00%, 1/01/27	1,695	1,702,763
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/33	11,065	11,546,770
5.00%, 1/01/34	2,000	2,044,140
5.00%, 1/01/35	9,280	9,450,195
5.00%, 1/01/36	4,245	4,310,246
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, AMT:
3rd Lien, Series C-2 (AGM), 5.25%, 1/01/30	13,240	13,259,992
Series B, 5.00%, 1/01/31	2,425	2,640,849
City of Chicago Illinois, Refunding RB, Series A:
Sales Tax Receipts, 5.00%, 1/01/41	4,190	4,432,559
Waterworks, 2nd Lien (AMBAC), 5.00%, 11/01/36	3,500	3,701,180
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	—	—
City of Chicago Illinois Midway International Airport, Refunding RB, 2nd Lien, Series A, AMT, 5.00%, 1/01/34	3,035	3,319,440
City of Chicago Illinois Park District, GO, Series C:
Harbor Facilities Revenue, 5.25%, 1/01/40	1,505	1,629,042
Harbor Facilities Revenues, 5.25%, 1/01/37	4,000	4,382,720
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,834,439

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	$3,250	$3,634,995
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	775	853,787
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	890	977,354
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	9,912,693
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	6,164,918
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	19,136,645
5.25%, 2/01/35	15,000	16,076,850
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,437,800
(BHAC), 5.50%, 1/01/33	2,000	2,226,740
Metropolitan Pier & Exposition Authority, RB, CAB, Series A (NPFGC) (b):
McCormick Place Explosion Project, 0.00%, 12/15/26	8,500	5,324,230
Mccormick Place Explosion Project, 0.00%, 6/15/32	14,000	6,535,620
McCormick Place Explosion Project, 0.00%, 12/15/33	20,000	8,572,000
Mccormick Place Explosion Project, 0.00%, 12/15/34	41,880	17,104,630
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (b)	9,430	2,293,659
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,994,814
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,195,160
State of Illinois, GO:
5.25%, 7/01/29	3,160	3,466,141
5.25%, 2/01/33	5,860	6,388,220
5.50%, 7/01/33	2,235	2,473,184
5.25%, 2/01/34	5,360	5,830,179
5.50%, 7/01/38	1,200	1,314,096
Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO (concluded):
5.00%, 2/01/39	$7,500	$7,914,300
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	2,580	2,881,525

		219,792,829
Indiana — 3.1%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,560,000
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,900	3,327,924
Private Activity Bond (Ohio River Bridges), AMT, 5.00%, 7/01/40	2,425	2,553,767
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,474,340
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	4,105,447
Series B, 6.00%, 1/01/39	5,000	5,730,850
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,307,653
(AGC), 5.25%, 1/01/29	1,350	1,513,607
(AGC), 5.50%, 1/01/38	4,250	4,789,070

		32,362,658
Iowa — 2.9%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 8/15/37	12,650	14,505,755
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,540	3,855,980
5.70%, 12/01/27	3,535	3,850,569
5.75%, 12/01/28	1,870	2,034,336
5.80%, 12/01/29	2,390	2,599,699

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (concluded):
5.85%, 12/01/30	$2,475	$2,689,459

		29,535,798
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,000	1,141,290
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/39 (a)	8,225	5,648,765
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,556,480

		11,346,535
Louisiana — 0.9%
City of New Orleans Louisiana Aviation Board, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,405	6,708,533
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A, 5.00%, 2/01/43	2,385	2,657,391

		9,365,924
Massachusetts — 1.0%
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	3,150	3,497,603
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	3,100	3,230,262
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series A, 5.00%, 5/15/43	3,495	3,945,051

		10,672,916
Michigan — 7.6%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,075	1,182,253

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series D (NPFGC), 5.00%, 7/01/33	$5,000	$5,121,000
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,737,152
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	16,100	17,624,187
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,185,600
5.25%, 9/15/26	6,650	7,414,351
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,647,594
Series I (AGC), 5.25%, 10/15/24	1,750	2,037,928
Series I (AGC), 5.25%, 10/15/25	3,250	3,776,337
Series I-A, 5.38%, 10/15/36	2,075	2,343,360
Series I-A, 5.38%, 10/15/41	1,900	2,149,508
Series II-A (AGM), 5.25%, 10/15/36	8,040	9,060,356
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	2,300	2,456,791
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,608,950
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,198,400

		78,543,767
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,467,395
Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	6,825	7,494,533
Nevada — 1.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,628,113

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	$2,000	$2,246,140
(AGM), 5.25%, 7/01/39	5,170	5,843,909

		10,718,162
New Jersey — 7.3%
New Jersey EDA, RB:
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	1,930	2,109,085
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	4,920	5,442,553
School Facilities Construction, Series UU, 5.00%, 6/15/34	1,620	1,759,045
School Facilities Construction, Series UU, 5.00%, 6/15/40	4,015	4,336,200
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,325	7,525,991
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	2,083,368
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,430,525
5.50%, 12/01/26	1,800	2,035,602
5.75%, 12/01/28	200	227,606
5.88%, 12/01/33	6,895	7,764,528
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,360	3,453,744
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.01%, 12/15/35 (b)	18,525	6,802,009
CAB, Transportation System, Series C (AGC)(AMBAC), 0.00%, 12/15/25 (b)	10,000	6,851,900
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,653,519
Transportation Program, Series AA, 5.50%, 6/15/39	5,725	6,502,169
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,940,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.00%, 6/15/42	$6,500	$6,890,130

		74,807,974
New York — 2.1%
City of New York New York Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,336,702
Future Tax Secured, Series C, 5.50%, 11/01/35	1,820	2,173,116
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	4,150	4,871,768
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	1,920	2,210,669
State of New York Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,701,718

		21,293,973
Ohio — 2.1%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,704,640
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38	11,135	12,955,350
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,263,579
5.25%, 2/15/33	2,730	3,160,330

		22,083,899
Pennsylvania — 3.2%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	3,305	3,632,592
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	1,775	2,001,135
Series A (AMBAC), 5.50%, 12/01/31	15,600	15,798,120
Series C, 5.50%, 12/01/33	1,565	1,874,025

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Sub-Series C (AGC), 6.25%, 6/01/38	$5,695	$6,532,848
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	3,054,491

		32,893,211
South Carolina — 2.5%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	4,213,368
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	11,450	13,040,405
Series E, 5.50%, 12/01/53	2,025	2,297,504
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,554,325

		26,105,602
Texas — 16.2%
City of Houston Texas Utility System, Refunding RB:
Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	5,700	6,802,893
Combined 1st Lien, Series A (AGC), 5.38%, 11/15/38	3,650	4,163,738
Series A (AGM), 5.00%, 11/15/36	10,000	10,981,500
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,630,032
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (b)	5,810	2,194,728
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	2,095	2,420,437
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/18 (c)	10,000	11,828,400
Dallas-Fort Worth International Airport, ARB:
Joint Improvement, Series D, AMT, 5.00%, 11/01/38	13,080	14,128,624
Series F, 5.00%, 11/01/35	5,000	5,380,300

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$2,745	$3,149,668
Grand Prairie ISD, GO, Refunding, 0.01%, 8/15/28 (b)	10,000	4,870,000
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,745,700
Leander Independent School District, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (b)	9,685	3,331,543
North Texas Tollway Authority, RB, Series B, 0.00%, 9/01/43 (b)	36,000	7,344,720
North Texas Tollway Authority, Refunding RB, System:
1st Tier Series A, 6.00%, 1/01/28	6,275	7,375,133
1st Tier Series B (NPFGC), 5.75%, 1/01/40	10,000	11,161,100
Series A (NPFGC), 5.13%, 1/01/28	20,000	21,869,400
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (b):
0.00%, 9/15/35	680	261,977
0.00%, 9/15/36	12,195	4,419,468
0.00%, 9/15/37	8,730	2,975,184
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/31 (b)	20,265	7,444,348
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	1,665	1,822,925
5.00%, 12/15/32	5,565	6,039,861
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	13,435	14,484,273

		166,825,952
Utah — 1.7%
Utah Transit Authority, Refunding RB, CAB (b):
Sub-Series A (AGC), 0.00%, 6/15/20	10,000	8,418,500

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
Utah Transit Authority, Refunding RB, CAB (b) (concluded):
Sub-Series A (NPFGC), 0.00%, 6/15/24	$13,930	$9,583,561

		18,002,061
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, S/F Housing, Series C, AMT (AGM), 5.50%, 11/01/38	715	727,341
Washington — 1.0%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	1,078,790
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	3,025,050
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,321,240

		10,425,080
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	3,745	4,172,492
Total Municipal Bonds — 108.4%		1,118,635,946

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 1.5%
Arizona School Facilities Board, COP, (AGC), 5.13%, 9/01/21 (e)	10,000	11,304,600
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	3,500	3,827,320

		15,131,920
California — 9.9%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (e)	7,996	8,882,884
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
California (concluded)
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	$21,981	$23,968,506
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	22,141,800
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	6,990	7,717,869
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,666,116
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	9,370	10,378,399
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,771,575
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	5,248	6,337,517
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,212,296
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,592,852

		102,669,814
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (e)	2,469	2,833,473
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,458,424
District of Columbia — 2.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	2,595	3,067,679
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	4,279	5,117,881
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,719,200

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	$6,880	$7,806,736

		26,711,496
Florida — 6.4%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (e)	3,300	3,601,884
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16	5,400	5,793,768
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	5,314,030
County of Miami-Dade Florida Transit System, RB, (Syncora), 5.00%, 7/01/31	19,800	20,907,414
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	11,702	13,256,202
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	13,532,444
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (e)	3,299	3,628,597

		66,034,339
Georgia — 1.0%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, 3rd Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,872,133
Illinois — 2.7%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,315,800
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	720	776,448
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	3,499	3,939,947
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38 (c)	10,000	11,965,300
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	$5,836	$6,518,935

		27,516,430
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,890,616
Louisiana — 1.0%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,701,400
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,691,709
5.50%, 7/01/29	510	598,431

		6,290,140
New Jersey — 1.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	13,017,000
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	4,961	5,491,666

		18,508,666
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	15,521	17,289,164
Series DD, 5.00%, 6/15/37	17,567	19,508,770
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	4,740	5,501,291
Metropolitan Transportation Authority of New York, RB, Sub-Series D1, 5.25%, 11/15/44	9,850	11,235,698

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	$14,280	$16,009,451
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	5,180	5,350,267
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	4,500	5,143,725

		80,038,366
North Carolina — 0.7%
North Carolina HFA, RB, S/F Housing, Series 31-A, AMT, 5.25%, 7/01/38	7,086	7,389,141
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,292,993
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,730,322

		7,023,315
South Carolina — 0.3%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	2,951	3,025,667
Texas — 5.0%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,993,496
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (e)	8,868	9,595,848
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	14,221,060
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,827,800
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (e)	3,500	3,823,190
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Texas (concluded)
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	$10,000	$11,298,800

		51,760,194
Virginia — 0.4%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,393,736
Washington — 3.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	17,000	18,671,383
County of King Washington, RB, (AGM), 5.00%, 1/01/37	15,785	17,139,776

		35,811,159
Wisconsin — 2.8%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	17,534,105
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Froedtert & Community Health, Inc.:
Froedtert & Community Health Inc., Series A, 5.00%, 4/01/42	2,490	2,739,000
Froedtert & Community Health Inc., Series C, 5.25%, 4/01/39 (e)	7,459	8,203,040

		28,476,145
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 50.1%		517,536,574
Total Long-Term Investments (Cost — $1,480,567,334 ) — 158.5%		1,636,172,520

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	9,154,397	9,154,397
Total Short-Term Securities (Cost — $9,154,397) — 0.9%		9,154,397

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $1,489,721,731*) — 159.4%	$1,645,326,917
Liabilities in Excess of Other Assets — (50.8)%	(523,453,986)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — 25.9%	266,966,265
VRDP Shares, at Liquidation Value — (34.5%)	(356,400,000)

Net Assets Applicable to Common Shares — 100.0%	$1,032,439,196

* As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$951,444,021

Gross unrealized appreciation	$155,894,980
Gross unrealized depreciation	(4,976,165)

Net unrealized appreciation	$150,918,815

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Zero-coupon bond.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from February 1, 2016 to December 1, 2029 is $37,542,695.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
FFI Institutional Tax-Exempt Fund	7,872,927	1,281,372	9,154,299	$1,341

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	11

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fannie Mae	Federal National Mortgage Association
GAB	Grant Anticipation Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Public School Fund
RB	Revenue Bonds
Syncora	Syncora Guarantee

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(616)	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	$77,837,375	$ 666,537

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]		$1,636,172,520		$1,636,172,520
Short-Term Securities	$9,154,397			9,154,397

Total	$9,154,397	$1,636,172,520	—	$1,645,326,917

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$666,537	—		$666,537

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$777,000			$777,000
Liabilities:
TOB trust certificates		$(266,904,842)		(266,904,842)
VRDP Shares		(356,400,000)		(356,400,000)

Total	$777,000	$(623,304,842)		$(622,527,842)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2014	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2014